Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 478,392	$ 68,409	¥ 519,849
Restricted cash	2,696	386	2,313
Accounts receivable (net of allowance of RMB45,867 and RMB59,254 (US$8,473) as of December 31, 2024 and 2025, respectively)	169,611	24,254	152,013
Contract assets (net of allowance of RMB61,856 and RMB65,651 (US$9,388) as of December 31, 2024 and 2025, respectively)	12,301	1,759	13,855
Inventories, net	48,576	6,946	53,763
Contract costs	8,399	1,201	8,862
Prepayments and other current assets	18,611	2,661	25,963
Total current assets	738,586	105,616	776,618
Non-current assets:
Property and equipment, net	31,099	4,447	47,152
Intangible assets, net	284	41	421
Operating right-of-use assets	42,774	6,117	53,188
Other non-current assets	7,632	1,091	7,926
Total non-current assets	81,789	11,696	108,687
TOTAL ASSETS	820,375	117,312	885,305
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB216,696 and RMB212,161 (US$30,338) as of December 31, 2024 and 2025, respectively):
Accounts payable	40,744	5,826	33,747
Deferred revenue	107,819	15,418	117,895
Accrued liabilities and other current liabilities	80,861	11,563	89,498
Customer deposits	592	85	592
Current portion of long-term borrowings	200	29	0
Current portion of operating lease liabilities	16,762	2,397	24,567
Total current liabilities	246,978	35,318	266,299
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB36,840 and RMB24,687 (US$3,530) as of December 31, 2024 and 2025, respectively):
Long-term borrowings	1,700	243	0
Other non-current liabilities	11,975	1,712	10,425
Non-current portion of operating lease liabilities	24,458	3,497	27,754
Total non-current liabilities	38,133	5,452	38,179
TOTAL LIABILITIES	285,111	40,770	304,478
Commitments and contingencies
Shareholders' equity:
Treasury stock	(57,193)	(8,178)	(63,264)
Additional paid-in capital	5,010,060	716,429	5,002,255
Accumulated deficits	(4,255,607)	(608,544)	(4,200,261)
Accumulated other comprehensive loss	(162,137)	(23,185)	(158,048)
Total shareholders' equity	535,264	76,542	580,827
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	820,375	117,312	885,305
Common Class A [Member]
Shareholders' equity:
Ordinary shares	120	17	124
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 21	$ 3	¥ 21